Net intangible assets and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 267,089	$ 167,870
Total accumulated amortization	(134,745)	(114,567)
Subtotal	132,344	53,303
Goodwill	16,606	13,341
Net intangible assets including goodwill	148,950	66,644
Total amortization expense	30,396	23,819	$ 18,683
Estimated aggregate amortization expense for 2026	24,444
Estimated aggregate amortization expense for 2027	19,954
Estimated aggregate amortization expense for 2028	15,056
Estimated aggregate amortization expense for 2029	5,484
Estimated aggregate amortization expense for 2030	5,131
Estimated aggregate amortization expense for thereafter	62,275
Brazil
Finite-Lived Intangible Assets [Line Items]
Goodwill	8,044	7,166
Chile
Finite-Lived Intangible Assets [Line Items]
Goodwill	3,616	3,273
Mexico
Finite-Lived Intangible Assets [Line Items]
Goodwill	1,806	1,562
Saint Martin
Finite-Lived Intangible Assets [Line Items]
Goodwill	1,789	0
Argentina
Finite-Lived Intangible Assets [Line Items]
Goodwill	1,276	1,276
Colombia
Finite-Lived Intangible Assets [Line Items]
Goodwill	75	64
Computer software cost
Finite-Lived Intangible Assets [Line Items]
Total cost	148,258	130,858
Initial franchise fees
Finite-Lived Intangible Assets [Line Items]
Total cost	87,350	16,101
Subtotal	67,592
Reacquired franchised rights
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 31,481	$ 20,911